Organization and Principal Activities (Details)	6 Months Ended
Dec. 31, 2019
Delta Technology Holdings USA Inc [Member]
Background, description	● A US company ● Incorporated on May 22, 2018 ● A holding company
Ownership, description	100% owned by the Company
NTH BVI [Member]
Background, description	● A BVI company ● Incorporated on August 28, 2018 ● A holding company
Ownership, description	100% owned by the Company
NTH HK [Member]
Background, description	● A Hong Kong company ● Incorporated on September 11, 2018 ● A holding company
Ownership, description	100% owned by NTH BVI
Shanghai MYT [Member]
Background, description	● A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) ● Incorporated on October 19 ● Registered capital of $1 million ● A holding company
Ownership, description	WOFE, 100% owned by NTH HK
Hunan MYT [Member]
Background, description	● A PRC limited liability company ● Incorporated on October 17, 2018 ● Registered capital of $4,330,590 (RMB 30 million) ● Engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain
Ownership, description	100% VIE of Shanghai MYT
39Pu [Member]
Background, description	● A PRC limited liability company ● Incorporated on April 14, 2011 ● Registered capital of $3,522,424 (RMB 20.9 million) with registered capital fully paid-up ● Engaged in dark tea distribution
Ownership, description	51% VIE of Shanghai MYT